Revenues from Contracts with Customers - Timing of Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 2,751.1	€ 3,819.0	€ 17,310.6
Goods and services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	611.4	776.3	4,447.2
Goods and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	298.5	15.4	127.2
Revenue recognition applying the sales-based or usage-based royalty recognition constraint model
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 1,841.2	€ 3,027.3	€ 12,736.2